Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Research and Development Expense		$ 17,306,001	$ 5,799,076	$ 1,616,204
Depreciation		$ 36,898	$ 7,040	$ 3,051
Research and Development Expense [Member]
Significant Accounting Policies [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount	$ 577,671
Patents [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period		22 years